Schedule of movements of allowance for doubtful accounts (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Credit Loss [Abstract]
Beginning balance	$ 2,571	$ 2,420
Exchange rate effect	(16)	151
Ending balance	$ 2,555	$ 2,571